Mileage program	12 Months Ended
Dec. 31, 2021
Mileage Program
Mileage program

22.	Mileage program

	2021	2020
Mileage program	2,097,432	2,150,914
Breakage	(480,301)	(569,952)
Total	1,617,131	1,580,962

Current	1,298,782	1,258,502
Non-current	318,349	322,460

Breakage consists of the estimate of miles with a high potential to expire without being used. IFRS 15 – “Revenue from Contract with Customers” provides for the recognition of revenue by the estimate (breakage) over the contractual period, therefore, before the miles are redeemed, given that this is not expected before expiration.